Duff & Phelps Select MLP and Midstream Energy Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—65.5%
Diversified—12.8%
Kinder Morgan, Inc.(1)	46,500	$684
ONEOK, Inc.(1)	24,500	1,085
Pembina Pipeline Corp.	26,000	660
		2,429

Downstream/Other—13.2%
Cheniere Energy, Inc.(1)(2)	20,600	1,388
Golar LNG Ltd.(1)(2)	25,500	288
Marathon Petroleum Corp.	9,200	503
Phillips 66	4,000	332
		2,511

Gathering/Processing—23.3%
Equitrans Midstream Corp.(1)	73,000	528
Hess Midstream LP Class A(1)	44,361	930
Rattler Midstream LP(1)	77,000	847
Targa Resources Corp.(1)	68,875	2,131
		4,436

Natural Gas Pipelines—11.1%
TC Energy Corp.(1)	13,200	553
Williams Cos., Inc. (The)(1)	68,117	1,556
		2,109

Petroleum Transportation & Storage—3.5%
Enbridge, Inc.	19,500	659
Upstream—1.6%
EQT Corp.(1)	17,500	311
Total Common Stocks (Identified Cost $12,378)		12,455

Master Limited Partnerships and Related Companies—56.4%
Diversified—24.0%
Energy Transfer LP(1)	198,092	1,514
	Shares	Value

Diversified—continued
Enterprise Products Partners LP(1)	70,000	$1,492
MPLX LP(1)	64,895	1,545
		4,551

Downstream/Other—6.4%
Enviva Partners LP	6,200	329
Sunoco LP	17,500	535
USA Compression Partners LP(1)	25,000	350
		1,214

Gathering/Processing—5.9%
DCP Midstream LP	21,500	470
Western Midstream Partners LP(1)	39,500	657
		1,127

Petroleum Transportation & Storage—20.1%
Genesis Energy LP(1)	115,000	907
Magellan Midstream Partners LP	17,000	708
NuStar Energy LP	48,200	863
Phillips 66 Partners LP	9,200	246
Plains All American Pipeline LP(1)	130,000	1,097
		3,821

Total Master Limited Partnerships and Related Companies (Identified Cost $13,666)		10,713

Total Long-Term Investments—121.9% (Identified Cost $26,044)		23,168
See Notes to Schedule of Investments

Duff & Phelps Select MLP and Midstream Energy Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
Value

TOTAL INVESTMENTS—121.9% (Identified Cost $26,044)	$23,168
Other assets and liabilities, net—(21.9)%	(4,166)
NET ASSETS—100.0%	$19,002

Footnote Legend:
(1)	All or a portion of security is segregated as collateral for borrowings.
(2)	Non-income producing.
The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments as of February 28, 2021.
Country Weightings
United States	91%
Canada	8
Bermuda	1
Total	100%
Sector Weightings
Traditional Midstream	84%

Downstream/Other	16%
Total	100%

The following table summarizes the market value of the Fund’s investments as of February 28, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$12,455	$12,455
Master Limited Partnerships and Related Companies	10,713	10,713
Total Investments	$23,168	$23,168
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at February 28, 2021.
There were no transfers into or out of Level 3 related to securities held at February 28, 2021.
See Notes to Schedule of Investments

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021
Note 1. Significant Accounting Policies
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”),and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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